UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Patriot Financial Partners GP, LP
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Address:   Cira Centre
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           2929 Arch Street, 27th Floor
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           Philadelphia, PA 19104-2868
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Form 13F File Number: 28-14646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      W. Kirk Wycoff
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Title:     Managing Partner
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Phone:     (215) 399-4650
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Signature, Place, and Date of Signing:

    /s/W. Kirk Wycoff              Philadelphia, PA          January 25, 2013
----------------------------     ---------------------    ----------------------
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
                                                       ---------------------
Form 13F Information Table Entry Total:                11
                                                       ---------------------
Form 13F Information Table Value Total:                $167,559
                                                       ---------------------
                                                       (thousands)

List of Other Included Managers:

Patriot Financial Partners GP, LLC

                           FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
---------------------------  --------------  --------   ---------   -------------------  ----------  --------   -------------------
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGER    SOLE   SHARED  NONE
---------------------------  --------------  --------   --------    -------   ---  ----  ----------  -------    ----   ------  ----
1st United Bancorp, Inc.         Common     33740N105     14,341   2,294,583   SH          SOLE              2,294,583    0      0
BNC Bancorp                      Common     05566T101      5,959     743,979   SH          SOLE                743,979    0      0
Cape Bancorp, Inc.               Common     139209100     11,276   1,297,605   SH          SOLE              1,297,605    0      0
Central Valley
  Community Bancorp              Common     155685100      8,869   1,142,862   SH          SOLE              1,142,862    0      0
Guaranty Bancorp                 Common     40075T102     34,529  17,707,334   SH          SOLE              7,707,334    0      0
Heritage Commerce Corp           Common     426927109     18,113   2,595,000   SH          SOLE              2,595,000    0      0
Heritage Oaks Bancorp            Common     42724R107     21,507   3,708,165   SH          SOLE              3,708,165    0      0
Palmetto Bancshares, Inc.        Common     697062206     20,394   2,448,218   SH          SOLE              2,448,218    0      0
Porter Bancorp, Inc.             Common     736233107        822   1,173,629   SH          SOLE              1,173,629    0      0
Provident New York
  Bancorp                        Common     744028101     22,800   2,448,980   SH          SOLE              2,448,980    0      0
Southern National
  Bancorp of Virginia, Inc.      Common     843395104      8,949   1,100,000   SH          SOLE              1,100,000    0      0